Other Operating Income And Expenses - Schedule of Other Operating Expenses (Details) - EUR (€) € in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ (1,204)	€ (709)	[1]	€ (1,805)
Other operating income	416	410	[1]	859
Other operating income/(expenses), net related to Regeneron Alliance	(1,068)	(555)		(1,373)
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	153	100
Monoclonal Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(1,098)	(586)		(1,429)
Monoclonal Antibodies Alliance | Income & expense related to profit/loss sharing under the Monoclonal Antibody Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(979)	(521)		(1,253)
Monoclonal Antibodies Alliance | Additional share of profit paid by Regeneron towards development costs
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	97	51		127
Monoclonal Antibodies Alliance | Reimbursement to Regeneron of selling expenses incurred
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(216)	(116)		(303)
Immuno-Oncology Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	36	37		68
Other (mainly Zaltrap®)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(6)	(6)		(12)
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	133	88		€ 195
Regeneron | Other related parties | Reimbursement to Regeneron of selling expenses incurred
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ (1,201)	€ (643)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.